INCOME TAXES - Disclosure of detailed information about changes in temporary differences (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	$ 0	$ (3,617)
RECOGNIZED IN PROFIT OR LOSS	488	3,617
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	(4,105)
Net tax assets (liabilities) at the end of the period	(3,617)	0
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	5,078	6,479
RECOGNIZED IN PROFIT OR LOSS	1,401	5,657
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	0
Net tax assets (liabilities) at the end of the period	6,479	12,136
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1,146)	(1,131)
RECOGNIZED IN PROFIT OR LOSS	130	(426)
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	(115)
Net tax assets (liabilities) at the end of the period	(1,131)	(1,557)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(652)	(3,719)
RECOGNIZED IN PROFIT OR LOSS	666	1,602
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	(3,733)
Net tax assets (liabilities) at the end of the period	(3,719)	(2,117)
Biological assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1,755)	(2,628)
RECOGNIZED IN PROFIT OR LOSS	(834)	(204)
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	(39)
Net tax assets (liabilities) at the end of the period	(2,628)	(2,832)
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(2,670)	(3,165)
RECOGNIZED IN PROFIT OR LOSS	(266)	(3,163)
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	(229)
Net tax assets (liabilities) at the end of the period	(3,165)	(6,328)
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	1,544	862
RECOGNIZED IN PROFIT OR LOSS	(693)	179
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	11
Net tax assets (liabilities) at the end of the period	862	1,041
Net investment in sublease
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(398)	(315)
RECOGNIZED IN PROFIT OR LOSS	83	(1)
RECOGNIZED DIRECTLY IN EQUITY & OCI	0
Net tax assets (liabilities) at the end of the period	(315)	(316)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net tax assets (liabilities) at the beginning of the period	(1)	0
RECOGNIZED IN PROFIT OR LOSS	1	(27)
ACQUIRED IN A BUSINESS COMBINATION		0
RECOGNIZED DIRECTLY IN EQUITY & OCI	0
Net tax assets (liabilities) at the end of the period	$ 0	$ (27)